UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                     5/14/2003
------------------------        -------------------         --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  __________________________

Form 13F Information Table Entry Total: ______________________

Form 13F Information Table Value Total: ______________________

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

                          Matrix Asset Advisors, Inc.
                                    FORM 13F
                                 March 31, 2003

                                                                                                               Voting Authority
                                                                                                           ------------------------
                                 Title of                Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   class       CUSIP       (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared   None
------------------------------   --------    ---------   --------   -------- ---  ----  -------  --------  -------  ------ --------
AOL Time Warner                  COM         00184a105        328      30181 SH         Sole                                  30181
Abbott Laboratories              COM         002824100      20692     550165 SH         Sole                 74850           475315
Adaptec Inc.                     COM         00651F108      12437    2062519 SH         Sole                350000          1712519
Advanced Micro Devices Inc       COM         007903107       6148     994890 SH         Sole                200100           794790
American Express Co.             COM         025816109       7942     238988 SH         Sole                 46550           192438
American International Group I   COM         026874107       7878     159309 SH         Sole                 41150           118159
American Power Conversion        COM         029066107      14293    1003720 SH         Sole                172900           830820
Ametek, Inc.                     COM         031100100        201       6100 SH         Sole                                   6100
Amgen                            COM         031162100       5109      88770 SH         Sole                                  88770
Automatic Data Processing        COM         053015103        706      22938 SH         Sole                  9000            13938
Bank of America Corp.            COM         060505104       8981     134372 SH         Sole                 26100           108272
Bank of New York                 COM         064057102       7302     356173 SH         Sole                 99900           256273
Baxter Int'l Inc.                COM         071813109      15962     856322 SH         Sole                124400           731922
Beckman Coulter, Inc.            COM         075816108        902      26495 SH         Sole                                  26495
Bellsouth Corp.                  COM         079860102        283      13051 SH         Sole                                  13051
Belvedere Resources, Ltd.        COM         080903107          5      10000 SH         Sole                                  10000
Biomet                           COM         090613100       1430      46650 SH         Sole                                  46650
Bristol-Myers                    COM         110122108      14358     679507 SH         Sole                 97450           582057
CVS Corp.                        COM         126650100      13623     571184 SH         Sole                110400           460784
Chubb Corp.                      COM         171232101        253       5698 SH         Sole                                   5698
Cisco Systems Inc                COM         17275R102        139      10685 SH         Sole                                  10685
Citigroup                        COM         172967101      15135     439332 SH         Sole                 80250           359082
Coca Cola                        COM         191216100       1060      26190 SH         Sole                                  26190
Comerica Inc.                    COM         200340107       7368     194504 SH         Sole                 25600           168904
Computer Sciences Corp.          COM         205363104       7200     221190 SH         Sole                 29350           191840
Dollar General                   COM         256669102      13150    1076995 SH         Sole                243000           833995
Enviornmental Energy Service     COM         29406q101          0      10000 SH         Sole                                  10000
Exxon Mobil Corporation          COM         30231g102       1685      48216 SH         Sole                                  48216
Federal Natl. Mortgage Assn.     COM         313586109        817      12497 SH         Sole                                  12497
First Place Financial Corp.      COM         33610t109        402      26445 SH         Sole                                  26445
Fleet Boston Financial Corp      COM         339030108       7641     319972 SH         Sole                 72450           247522
Freddie Mac                      COM         313400301       8420     158569 SH         Sole                 27550           131019
Gap Inc.                         COM         364760108      14700    1014509 SH         Sole                191800           822709
General Electric Co.             COM         369604103      16450     645080 SH         Sole                105550           539530
Guidant Corp.                    COM         401698105      20936     578330 SH         Sole                 87500           490830
HCA - The Healthcare Company     COM         404119109       2039      49300 SH         Sole                                  49300
Home Depot                       COM         437076102        262      10749 SH         Sole                                  10749
Intel Corporation                COM         458140100       7709     473502 SH         Sole                 90300           383202
Interpublic Group                COM         460690100       3841     413058 SH         Sole                 37150           375908
J. P. Morgan Chase & Co.         COM         46625H100      10088     425471 SH         Sole                 65100           360371
Johnson & Johnson                COM         478160104      13675     236301 SH         Sole                                 236301
LAM Research Corp.               COM         512807108       7047     618730 SH         Sole                107400           511330
Leggett & Platt Inc.             COM         524660107       5960     326025 SH         Sole                 56600           269425
Liberty Media Corp - A           COM         530718105       7277     747903 SH         Sole                139400           608503
Lucent Technologies              COM         549463107       1136     772784 SH         Sole                 30100           742684
Manpower Inc.                    COM         56418H100       7868     263320 SH         Sole                 49750           213570
McDonald's Corp.                 COM         580135101        378      26125 SH         Sole                                  26125
McKesson HBOC, Inc.              COM         581557105       1498      60100 SH         Sole                                  60100
Medtronic Inc.                   COM         585055106       2977      65975 SH         Sole                                  65975
Merck & Co., Inc.                COM         589331107      25328     462357 SH         Sole                 45150           417207
Merrill Lynch & Co.              COM         590188108      12374     349542 SH         Sole                 78900           270642
Microsoft Corporation            COM         594918104       1451      59938 SH         Sole                                  59938
Morgan Stanley                   COM         617446448      13902     362495 SH         Sole                 67400           295095
Nokia Corp.                      COM         654902204       8215     586402 SH         Sole                134400           452002
Novellus Systems                 COM         670008101      11400     418034 SH         Sole                 92850           325184
Office Depot Inc.                COM         676220106      10860     918030 SH         Sole                233400           684630
Orbit International Corp         COM         685559304         77      16816 SH         Sole                                  16816
Oxford Health Plans Inc.         COM         691471106       1749      57625 SH         Sole                                  57625
Pfizer, Inc.                     COM         717081103      14341     460248 SH         Sole                                 460248
Pharmacia Corporation            COM         71713u102      14139     326535 SH         Sole                 27205           299330
Sara Lee Corporation             COM         803111103        195      10450 SH         Sole                                  10450
Schering Plough                  COM         806605101        670      37575 SH         Sole                  2300            35275
Schlumberger Ltd.                COM         806857108       7535     198240 SH         Sole                 17600           180640
Sky Financial Group Inc.         COM         83080p103        275      13971 SH         Sole                                  13971
Sun Microsystems Inc.            COM         866810104         59      18000 SH         Sole                                  18000
Symbol Technologies, Inc.        COM         871508107      14000    1625975 SH         Sole                286000          1339975
Verizon Communications           COM         92343v104        942      26635 SH         Sole                                  26635
Vishay Intertechnology           COM         928298108       8751     859667 SH         Sole                209600           650067
Vyrex Corp.                      COM         92922E101          4      33000 SH         Sole                                  33000
Wachovia Corp.                   COM         929903102       3246      95260 SH         Sole                 14000            81260
Wal-Mart Stores, Inc.            COM         931142103        535      10282 SH         Sole                                  10282
Walt Disney Company              COM         254687106      14767     867634 SH         Sole                167800           699834
Wells Fargo Company              COM         949746101        263       5842 SH         Sole                                   5842
Wyeth                            COM         983024100      17277     456810 SH         Sole                 71150           385660
Alt Health Care Systems                      021452107          0      15000 SH         Sole                                  15000
Bradford & Bingley PLC                       G1288A101          0      10000 SH         Sole                                  10000
E-Kong Group Ltd.                            G2952Q109          0      12500 SH         Sole                                  12500
FEOCII Subscription Agreement                8324009          100     100000 SH         Sole                                 100000
Gulf International Minerals (C               402290100         13      50000 SH         Sole                                  50000
International Meta Systems                   45986b108          0      25830 SH         Sole                                  25830
Prism Support Hldgs LLC                      3030551            0     250000 SH         Sole                                 250000
Oppenheimer Strategic Income F               68380K102         78   20401.26 SH         Sole                               20401.26
Vanguard Short Term Bond Index               921937207       1522   147020.6 SH         Sole                               147020.6
REPORT SUMMARY       83 DATA RECORDS                       509754             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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